UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1.     Schedule of Investments.

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 70.7%
CONSUMER DISCRETIONARY: 2.6%
Best Buy Co., Inc. (h)	140,000	$5,716,200
BorgWarner, Inc. (a)(j)	166,098	8,740,077
Expedia, Inc. (h)(j)	124,800	3,520,608
Hennes & Mauritz AB, B Shares	135,000	4,899,447
Lowe’s Cos., Inc. (h)	425,000	9,473,250
Macy’s, Inc. (j)	85,000	1,962,650
McDonald’s Corp. (j)	50,000	3,725,500
Staples, Inc. (h)	167,849	3,511,401
Target Corp.	130,000	6,947,200
		48,496,333

CONSUMER STAPLES: 6.6%
Alberto-Culver Co. (j)	176,100	6,630,165
Corn Products International, Inc. (j)	488,860	18,332,250
CVS Caremark Corp.	500,000	15,735,000
General Mills, Inc. (j)	50,000	1,827,000
Hansen Natural Corp. (a)(h)(j)	155,000	7,226,100
Kraft Foods, Inc., Class A (h)	835,000	25,768,100
Natura Cosmeticos SA	135,000	3,630,319
PepsiCo, Inc. (h)	421,000	27,971,240
Procter & Gamble Co., The (h)	275,000	16,491,750
		123,611,924

ENERGY: 10.2%
Baker Hughes, Inc. (j)	580,410	24,725,466
ConocoPhillips	421,500	24,206,745
Ensco PLC , ADR (h)(j)	684,300	30,608,739
EQT Corp. (j)	635,300	22,908,918
Noble Corp.	816,154	27,577,844
Petroleo Brasileiro SA, ADR (j)	129,510	4,697,328
Sasol Ltd., ADR	149,900	6,714,021
Southwestern Energy Co. (a)	538,680	18,013,459
Statoil ASA, ADR	836,825	17,556,589
Suncor Energy, Inc.	453,200	14,751,659
		191,760,768

FINANCIALS: 6.4%
American Express Co. (h)	220,000	9,246,600
Bank of America Corp.	1,595,455	20,916,415
Bank of New York Mellon Corp., The (h)	421,300	11,008,569
China Life Insurance Co. Ltd., ADR	110,000	6,542,800
Goldman Sachs Group, Inc., The (h)	68,500	9,903,730
Hospitality Properties Trust, REIT	200,000	4,466,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
JPMorgan Chase & Co. (h)	441,725	$16,816,471
National Bank of Greece SA, ADR (a)(j)	495,525	1,124,842
optionsXpress Holdings, Inc. (a)(j)	765,058	11,751,291
State Street Corp. (h)	270,600	10,190,796
T Rowe Price Group, Inc. (j)	160,000	8,010,400
Willis Group Holdings PLC	325,200	10,022,663
		120,000,577

HEALTH CARE: 8.6%
Amgen, Inc. (a)(h)	272,371	15,010,366
Becton Dickinson & Co.	513,530	38,052,573
Gilead Sciences, Inc. (a)(h)	651,000	23,182,110
Mylan, Inc. (a)(j)	1,115,000	20,973,150
Pfizer, Inc. (h)	370,000	6,352,900
Roche Holding AG	122,500	16,737,424
St. Jude Medical, Inc. (a)	105,000	4,130,700
Teva Pharmaceutical Industries, Ltd., ADR (h)	627,581	33,104,897
Thermo Fisher Scientific, Inc. (a)(h)	65,000	3,112,200
		160,656,320

INDUSTRIALS: 11.5%
Cia de Concessoes Rodoviarias	275,000	7,094,415
Cummins, Inc. (j)	512,300	46,404,134
Deere & Co.	763,900	53,304,942
Diana Shipping, Inc. (a)(h)(j)	747,700	9,495,790
Emerson Electric Co.	486,534	25,620,880
Empresas ICA SAB de CV, ADR (a)	1,180,500	11,474,460
Expeditors International of Washington, Inc.	414,500	19,162,335
Ingersoll-Rand PLC (j)	421,400	15,048,194
Nordson Corp. (j)	277,500	20,448,975
Quanta Services, Inc. (a)(j)	426,800	8,143,344
		216,197,469

INFORMATION TECHNOLOGY: 14.9%
Altera Corp. (j)	235,000	7,087,600
BMC Software, Inc. (a)(h)	235,000	9,512,800
Cisco Systems, Inc. (a)	1,171,748	25,661,281
Citrix Systems, Inc. (a)	252,800	17,251,072
Corning, Inc.	430,500	7,869,540
EMC Corp. (a)(j)	2,516,899	51,118,219
Fiserv, Inc. (a)(h)	200,000	10,764,000
Google, Inc., Class A (a)	47,760	25,111,730
Hewlett-Packard Co. (h)	56,000	2,355,920

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Intel Corp. (h)	635,000	$12,211,050
Intuit, Inc. (a)	830,000	36,362,300
Microsoft Corp. (h)	753,270	18,447,582
Oracle Corp. (h)	200,000	5,370,000
QUALCOMM, Inc. (h)(j)	602,200	27,171,264
Riverbed Technology, Inc. (a)(j)	370,700	16,896,506
Taiwan Semiconductor, ADR	430,399	4,364,246
Teradata Corp. (a)	25,000	964,000
		278,519,110

MATERIALS: 2.8%
Rio Tinto PLC, ADR (a)	357,200	20,978,356
Syngenta AG, ADR	290,000	14,439,100
United States Steel Corp. (h)(j)	287,670	12,611,453
Vale SA, ADR (h)	145,000	4,534,150
		52,563,059

TELECOMMUNICATION SERVICES: 5.5%
America Movil SAB de CV, ADR (h)	610,667	32,566,871
American Tower Corp., Class A (a)(h)	731,867	37,515,502
Portugal Telecom SGPS SA	766,771	10,200,000
Vodafone Group PLC, ADR	948,700	23,537,248
		103,819,621

UTILITIES: 1.6%
Oneok, Inc.	673,028	30,313,182

TOTAL COMMON STOCKS (Cost $1,172,325,378)		1,325,938,363

EXCHANGE TRADED FUNDS: 1.4%
SPDR Gold Shares (a)	50,250	6,427,478
iShares Barclays TIPS Bond Fund (j)	50,100	5,462,403
iShares Silver Trust (a)(j)	700,000	14,917,000

TOTAL EXCHANGE TRADED FUNDS (Cost $21,394,552)		26,806,881

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS: 26.3%
CORPORATE BONDS: 11.6%
COMMUNITY INVESTMENT: 0.5%
Calvert Social Investment Foundation, 2.000%, 11/30/10	$1,500,000	$1,500,000
Calvert Social Investment Foundation, 2.000%, 12/31/10	1,500,000	1,500,000
Calvert Social Investment Foundation, 3.000%, 03/31/11	500,000	500,000
Calvert Social Investment Foundation, 3.000%, 11/30/11	1,500,000	1,500,420
Calvert Social Investment Foundation, 3.000%, 12/31/11	1,500,000	1,500,000
Self Help Venture Note, 4.228%, 01/28/15 (g)	2,000,000	2,000,250
		8,500,670

CONSUMER DISCRETIONARY: 0.5%
Harley-Davidson Funding Corp., 144A, 5.000%, 12/15/10 (i)	1,000,000	1,003,630
Harley-Davidson Funding Corp., 144A, 5.250%, 12/15/12 (i)	2,000,000	2,106,606
Staples, Inc., 7.375%, 10/01/12	5,000,000	5,556,180
		8,666,416

CONSUMER STAPLES: 0.9%
Corn Products International, Inc., 3.200%, 11/01/15	500,000	510,217
Estee Lauder Co., Inc., 6.000%, 01/15/12	1,599,000	1,698,159
Estee Lauder Co., Inc., 7.750%, 11/01/13	5,000,000	5,943,030
Kimberly-Clark Corp., 5.000%, 08/15/13	3,150,000	3,499,997
Kimberly-Clark Corp., 6.125%, 08/01/17	5,000,000	6,113,444
		17,764,847

ENERGY: 1.1%
Baker Hughes, Inc., 7.500%, 11/15/18	2,230,000	2,850,500
ConocoPhillips, 5.200%, 05/15/18	2,850,000	3,278,785
ONEOK Partners, LP, 8.625%, 03/01/19 (j)	3,775,000	4,903,261
Petrobras International Finance Co., 7.875%, 03/15/19	2,000,000	2,504,204
Statoil ASA, 5.250%, 04/15/19 (j)	3,000,000	3,489,345
Statoil ASA, 144A, 5.125%, 04/30/14 (i)	3,000,000	3,375,225
		20,401,320

FINANCIALS: 4.4%
American Express Bank, FSB, 5.500%, 04/16/13	2,000,000	2,178,216
American Express Centurion Bank, 5.550%, 10/17/12	2,000,000	2,155,872
American Express Co., 7.000%, 03/19/18	1,000,000	1,206,185
American Express Travel, 144A, 5.250%, 11/21/11 (i)	2,000,000	2,083,524
American Honda Finance Corp., 3.750%, 03/16/11 (c)(US)	2,000,000	2,755,265
American Honda Finance Corp., 144A, 6.700%, 10/01/13 (i)	3,000,000	3,429,087
Bank of America Corp., 3.125%, 06/15/12	1,000,000	1,042,427
Bank of America Corp., 5.250%, 12/01/15	2,000,000	2,118,084
Bank of New York Mellon Corp, The, 5.125%, 08/27/13	3,000,000	3,341,532
Bank of New York Mellon Corp., The, 4.300%, 05/15/14 (j)	4,000,000	4,395,580

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS, continued
BB&T Corp., 6.850%, 04/30/19	$2,000,000	$2,435,756
Bear Stearns Co. LLC, 6.950%, 08/10/12	2,000,000	2,211,868
Branch Banking & Trust Co./Wilson NC, 0.613%, 09/13/16	2,000,000	1,843,120
Credit Suisse New York, 5.000%, 05/15/13	4,855,000	5,292,465
Goldman Sachs Group, Inc., The, 5.450%, 11/01/12	2,000,000	2,157,994
Goldman Sachs Group, Inc., The, 5.350%, 01/15/16	3,350,000	3,687,308
JPMorgan Chase & Co., 5.125%, 09/15/14	2,000,000	2,194,842
JPMorgan Chase & Co., 3.700%, 01/20/15	2,000,000	2,114,756
JPMorgan Chase & Co., 4.400%, 07/22/20	1,000,000	1,026,139
Lincoln National Corp., 6.200%, 12/15/11	2,650,000	2,806,202
Merrill Lynch & Co., 6.875%, 04/25/18	2,000,000	2,246,744
Monumental Global Funding, Ltd., 144A, 5.500%, 04/22/13 (i)	2,000,000	2,169,700
National City Corp, 4.000%, 02/01/11	2,000,000	2,027,500
PNC Bank NA, 6.875%, 04/01/18	2,000,000	2,353,210
Principal Life Global Funding I, 144A, 6.250%, 02/15/12 (i)	2,000,000	2,114,402
Principal Life Income Funding Trust, 5.300%, 12/14/12	2,000,000	2,151,780
Prudential Financial, Inc., 4.750%, 04/01/14	3,000,000	3,223,518
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,440,358
Prudential Financial, Inc., 3.050%, 11/02/20	3,000,000	2,941,200
Toyota Motor Credit Corp., 4.625%, 02/01/11 (d)(US)	2,000,000	3,175,479
Toyota Motor Credit Corp., 2.740%, 01/18/15	2,000,000	1,987,500
Willis North America, Inc., 5.625%, 07/15/15	4,895,000	5,236,862
Wilmington Trust Corp., 8.500%, 04/02/18 (j)	1,000,000	1,018,049
		83,562,524

HEALTH CARE: 1.0%
Biogen Idec, Inc., 6.875%, 03/01/18	2,500,000	2,937,940
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	2,000,000	2,332,296
UnitedHealth Group, Inc., 4.875%, 02/15/13	2,500,000	2,688,433
UnitedHealth Group, Inc., 4.875%, 03/15/15	119,000	131,424
UnitedHealth Group, Inc., 5.375%, 03/15/16	4,000,000	4,562,192
UnitedHealth Group, Inc., 6.000%, 02/15/18	2,500,000	2,922,775
WellPoint Health Networks, Inc., 6.375%, 01/15/12	2,991,000	3,185,516
		18,760,576
INDUSTRIALS: 0.6%
Emerson Electric Co., 5.250%, 10/15/18 (j)	1,000,000	1,169,950
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,297,102
Ryder System, Inc., 6.000%, 03/01/13	2,000,000	2,164,726
Ryder System, Inc., 5.850%, 11/01/16	2,000,000	2,250,838
Union Pacific Corp., 5.700%, 08/15/18	2,000,000	2,335,626
United Parcel Service, Inc., 5.500%, 01/15/18	1,000,000	1,186,359
		11,404,601

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
INFORMATION TECHNOLOGY: 1.3%
Adobe Systems, Inc., 4.750%, 02/01/20	$1,150,000	$1,240,183
Agilent Technologies, Inc., 5.500%, 09/14/15	3,000,000	3,376,500
Cisco Systems, Inc., 5.500%, 02/22/16	4,400,000	5,196,611
Corning, Inc., 8.875%, 08/15/21	2,000,000	2,678,318
IBM International Group Capital LLC, 5.050%, 10/22/12	2,845,000	3,095,275
International Business Machines Corp. (IBM), 5.700%, 09/14/17	5,000,000	5,981,195
Intuit, Inc., 5.400%, 03/15/12	3,500,000	3,695,156
		25,263,238

MATERIALS: 0.2%
Rio Tinto Finance USA, Ltd., 8.950%, 05/01/14	3,000,000	3,706,866

TELECOMMUNICATION SERVICES: 0.9%
America Movil SAB de CV, 9.000%, 01/15/16 (e)(f)(MX)	52,000,000	4,554,711
American Tower Corp., 7.250%, 05/15/19	1,665,000	1,966,781
AT&T, Inc., 4.850%, 02/15/14	2,500,000	2,770,693
Verizon Communications, Inc., 8.750%, 11/01/18	2,000,000	2,725,654
Virgin Media Finance PLC, 6.500%, 01/15/18	1,000,000	1,060,000
Vodafone Group PLC, 5.625%, 02/27/17	3,000,000	3,437,733
		16,515,572

UTILITIES: 0.2%
American Water Capital Corp., 6.085%, 10/15/17	3,000,000	3,421,419

TOTAL CORPORATE BONDS (Cost $197,515,597)		217,968,049

U.S. GOVERNMENT AGENCY BONDS: 5.2%
FEDERAL FARM CREDIT BANK (AGENCY): 1.5%
1.050%, 12/23/11	3,000,000	3,005,331
5.180%, 10/01/14	3,000,000	3,000,000
5.230%, 10/15/14	4,000,000	4,007,836
3.850%, 02/11/15	4,000,000	4,413,672
2.950%, 12/13/18	3,500,000	3,501,127
2.875%, 06/03/19	2,000,000	1,996,774
3.240%, 06/28/19	2,000,000	2,010,500
5.500%, 08/22/19	1,900,000	2,333,116
3.240%, 10/05/20	3,000,000	2,998,320
		27,266,676

FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 2.1%
4.875%, 11/15/11 (j)	6,000,000	6,303,618

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL HOME LOAN BANK SYSTEM (AGENCY), continued
5.000%, 09/14/12	$2,500,000	$2,711,915
4.110%, 09/27/13	4,000,000	4,391,108
5.210%, 10/06/14	3,000,000	3,002,091
1.500%, 01/15/15	2,500,000	2,522,750
4.000%, 01/28/15	4,000,000	4,048,688
3.650%, 03/22/17	3,000,000	3,043,749
5.125%, 12/13/17	3,500,000	3,533,408
5.000%, 03/28/18	4,050,000	4,133,102
3.150%, 09/08/20	3,000,000	3,007,878
1.000%, 09/16/20	3,000,000	3,012,395
		39,710,702

FREDDIE MAC (AGENCY): 0.1%
1.375%, 01/09/13 (j)	1,000,000	1,017,246

FANNIE MAE (AGENCY): 1.5%
4.000%, 01/28/13	7,000,000	7,518,742
2.050%, 01/28/13	3,000,000	3,011,931
4.000%, 04/02/13	3,000,000	3,244,689
3.000%, 06/29/15	3,000,000	3,017,625
3.000%, 08/17/15	3,000,000	3,090,942
4.000%, 01/13/17	3,000,000	3,028,887
3.000%, 12/17/18	1,850,000	1,859,898
3.000%, 07/14/22	3,750,000	3,769,736
		28,542,450
TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $93,743,632)		96,537,074

GOVERNMENT BONDS: 0.8%
Canadian Government, 2.500%, 06/01/15 (b)(CA)	3,000,000	2,992,594
Private Export Funding Corp., 4.974%, 08/15/13	2,000,000	2,238,682
US Dept of Housing & Urban Development, 4.330%, 08/01/15	3,000,000	3,392,505
US Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,811,910

TOTAL GOVERNMENT BONDS (Cost $12,885,654)		14,435,691

MUNICIPAL BONDS: 2.5%
Alderwood Washington Water & Waste. Distr., 5.150%, 12/01/25	2,435,000	2,578,178
Chicago Board of Education, 5.000%, 12/01/24	3,000,000	3,260,760
City of Chicago, Illinois G.O., 5.250%, 01/01/17	4,000,000	4,644,160

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MUNICIPAL BONDS, continued
Florida State Board of Education, 5.250%, 06/01/16	$1,180,000	$1,399,338
Florida State Board of Education, 5.000%, 06/01/16	3,050,000	3,503,108
Georgia, The State G.O., 5.000%, 05/01/23	2,000,000	2,361,620
Illinois State Toll Highway Authority, 5.000%, 01/01/23	4,000,000	4,382,240
Illinois State Toll Highway Authority, Series A-1, 5.000%, 01/01/23	2,000,000	2,173,060
Iowa Finance Authority Revolving Fund, 5.000%, 08/01/26	2,000,000	2,306,280
Massachusetts Bay Transportation Authority, 5.250%, 07/01/14	1,185,000	1,369,350
Massachusetts Water Resource Authority, 5.000%, 08/01/23	2,450,000	2,807,676
Massachusetts, The Commonwealth G.O., 5.000%, 09/01/14	2,000,000	2,299,840
Metropolitan Washington DC Airport Authority, 4.625%, 10/01/24	3,000,000	3,239,940
New York State Dormitory Authority, Series A, 5.000%, 02/15/23	2,000,000	2,349,260
Portland Oregon Urban Renewal & Redevelopment, 6.031%, 06/15/18	3,800,000	4,342,070
San Diego County California Pension Obligation, 5.728%, 08/15/17	3,000,000	3,289,350

TOTAL MUNICIPAL BONDS (Cost $43,217,698)		46,306,230

U.S. TREASURY NOTES: 1.6%
3.375%, 06/30/13 (j)	1,000,000	1,077,031
1.875%, 07/15/13 (TIPS)	2,374,000	2,524,972
3.125%, 08/31/13 (j)	5,000,000	5,363,280
3.125%, 09/30/13 (j)	3,000,000	3,220,782
2.750%, 10/31/13 (j)	7,000,000	7,445,158
2.000%, 01/15/14 (TIPS)(j)	3,539,610	3,799,552
1.875%, 07/15/15 (TIPS)(j)	2,802,050	3,049,636
3.625%, 02/15/20 (j)	2,000,000	2,193,906
1.250%, 07/15/20 (TIPS)(j)	1,999,300	2,100,671

TOTAL U.S. TREASURY NOTES (Cost $28,936,729)		30,774,988

MORTGAGE-BACKED SECURITIES: 4.6%
U.S. GOVERNMENT MORTGAGE-BACKED: 4.4%
GINNIE MAE (MORTGAGE BACKED): 0.4%
6.000%, 02/15/19	351,142	379,933
6.000%, 05/15/21	712,429	772,738
6.000%, 07/15/21	140,710	152,922
6.000%, 02/15/22	757,106	822,102
6.000%, 08/15/35	1,445,451	1,578,259
6.000%, 05/20/36	541,159	591,338
6.000%, 01/15/38	1,795,063	1,967,031
6.000%, 01/15/38	871,948	947,703

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
GINNIE MAE (MORTGAGE-BACKED), continued
6.000%, 08/20/38	$820,067	$891,314
		8,103,340

FREDDIE MAC (MORTGAGE-BACKED): 1.2%
4.000%, 05/01/14	659,407	690,192
5.000%, 08/01/18	1,522,757	1,625,509
4.500%, 09/01/18	545,686	579,779
4.000%, 09/01/18	368,502	390,859
5.500%, 10/01/18	411,305	444,255
5.500%, 10/01/18	281,933	304,519
5.000%, 10/01/18	582,216	621,502
5.000%, 11/01/18	285,330	304,583
5.000%, 11/01/18	242,426	258,784
5.500%, 12/01/27	2,794,158	2,977,560
5.652%, 05/01/36	274,197	288,891
5.875%, 04/01/37	1,861,844	1,986,928
7.462%, 09/01/37	286,344	308,429
2.969%, 01/01/38	2,870,956	2,989,856
5.000%, 07/01/39	3,272,212	3,455,162
5.000%, 08/01/39	2,331,499	2,454,625
5.500%, 10/01/39	2,685,041	2,849,857
		22,531,290

FANNIE MAE (MORTGAGE BACKED): 2.8%
5.500%, 11/01/11	30,119	30,890
5.000%, 01/01/14	420,389	448,241
5.000%, 02/01/14	286,445	305,619
5.000%, 04/01/18	1,589,556	1,696,691
4.500%, 07/01/18	1,827,830	1,942,029
3.500%, 09/01/18	940,114	973,144
3.500%, 10/01/18	102,818	106,431
3.500%, 10/01/18	648,883	671,681
5.000%, 11/01/18	40,070	42,771
5.000%, 11/01/18	292,895	312,636
5.000%, 11/01/18	431,119	460,176
5.000%, 02/01/19	1,188,710	1,269,571
4.000%, 02/01/19	1,606,477	1,695,909
4.500%, 11/01/19	1,112,320	1,181,815
5.000%, 01/01/20	983,706	1,054,504
5.000%, 03/01/20	770,723	822,188
5.000%, 10/01/20	1,669,507	1,791,402

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FANNIE MAE(MORTGAGE-BACKED), continued
5.000%, 10/01/23	$1,011,953	$1,075,510
4.000%, 06/01/24	3,086,828	3,227,803
4.500%, 01/01/25	927,727	983,805
4.000%, 03/01/25	3,008,265	3,151,291
8.000%, 05/01/30	54,190	62,852
6.000%, 09/25/30	3,250,000	3,312,209
6.500%, 06/01/32	298,127	332,699
5.000%, 12/01/33	3,707,950	3,932,269
3.651%, 12/01/33	239,003	248,424
3.179%, 12/01/33	548,341	574,618
6.000%, 02/01/34	1,090,121	1,190,188
2.410%, 05/01/34	1,691,355	1,770,582
4.265%, 01/01/35	1,284,675	1,357,294
2.238%, 03/01/35	937,917	963,131
4.594%, 06/01/35	657,790	689,599
5.500%, 10/01/35	2,301,279	2,461,426
6.000%, 04/01/36	92,426	100,589
6.000%, 04/01/36	419,072	452,695
5.381%, 05/01/36	492,846	510,457
5.467%, 06/01/37	1,219,692	1,295,582
6.000%, 03/01/39	2,669,791	2,869,809
5.000%, 03/01/39	3,159,110	3,386,898
6.000%, 01/25/41	3,044,434	3,108,332
		51,863,760

COMMERCIAL MORTGAGE-BACKED: 0.2%
JP Morgan Chase Commercial Mtg Sec Corp., 4.738%, 07/15/42	2,000,000	2,138,746
Morgan Stanley Capital I, Inc., 4.989%, 08/13/42	2,000,000	2,172,836
		4,311,582

TOTAL MORTGAGE-BACKED SECURITIES (Cost $83,626,434)		86,809,972

TOTAL BONDS (Cost $459,925,744)		492,832,004

CERTIFICATES OF DEPOSIT: 0.0%
Hope Community Credit Union, 1.850%, 05/07/11	100,000	100,000
South Shore Bank, 1.280%, 10/09/10	248,000	248,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $348,000)		348,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE

MONEY MARKET: 0.0%
Self Help Credit Union Money Market Account (Cost $259,723)	259,723	$259,723

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 7.4%
State Street Navigator Securities Lending Prime Portfolio, 0.390% (Cost $138,612,177)	138,612,177	138,612,177

TOTAL INVESTMENTS: 105.8% (Cost $1,792,865,574)		1,984,797,148

Payable upon return of securities loaned - (Net): -7.4%		(138,612,177)

Other assets and liabilities - (Net): 1.6%		27,772,228

Net Assets: 100.0%		$1,873,957,199

(a) Non income producing security.

(b) Principal amount is in Canadian dollars; value is in U.S. dollars.

(c) Principal amount is in Euro dollars; value is in U.S. dollars.

(d) Principal amount is in Great British pounds; value is in U.S. dollars.

(e) Principal amount is in Mexican pesos; value is in U.S. dollars.

(f) Illiquid security.

(g) Fair Valued security.

(h) Security or partial position of this security has been segregated by the custodian to cover options contracts.

(i) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(j) Security or partial position of this security was on loan as of September 30, 2010. The total market value of securities on loan as of September 30, 2010 was $142,875,316.

ADR  - American Depository Receipt

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

CA - Canada

MX - Mexico

US - United States

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
America Movil SAB de CV, ADR expires January 2011, exercise price $55.00	100	$(18,000)
America Movil SAB de CV, ADR expires January 2011, exercise price $60.00	500	(25,000)
Expedia, Inc. expires April 2011, exercise price $32.00	500	(87,500)
Fiserv, Inc. expires December 2010, exercise price $50.00	2,000	(966,000)
Intel Corp. expires January 2011, exercise price $22.50	1,834	(31,178)
QUALCOMM, Inc. expires January 2011, exercise price $45.00	1,000	(292,000)
United States Steel Corp. expires January 2011, exercise price $57.50	1,800	(178,200)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $1,434,440)		$(1,597,878)

PUTS:
Adobe Systems, Inc. expires January 2011, exercise price $30.00	200	$(94,000)
American Express Co. expires January 2011, exercise price $30.00	300	(14,400)
Amgen, Inc. expires January 2011, exercise price $45.00	250	(19,500)
Bank of New York Mellon Corp., The expires January 2011, exercise price $20.00	300	(10,200)
Best Buy Co. expires January 2011, exercise price $30.00	500	(20,000)
Best Buy Co. expires March 2011, exercise price $30.00	300	(21,900)
BMC Software, Inc. expires January 2011, exercise price $35.00	800	(72,000)
Diana Shipping, Inc. expires January 2011, exercise price $12.50	500	(50,000)
Ensco PLC, ADR expires January 2011, exercise price $30.00	300	(9,000)
Gilead Sciences, Inc. expires January 2011, exercise price $40.00	265	(132,500)
Goldman Sachs Group, Inc., The expires January 2011, exercise price $110.00	250	(31,250)
Hansen Natural Corp. expires January 2011, exercise price $30.00	300	(12,000)
Hewlett-Packard Co. expires January 2011, exercise price $35.00	300	(20,700)

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
SCHEDULE OF WRITTEN OPTIONS, continued
PUTS:
Hewlett Packard Co. expires January 2011, exercise price $45.00	500	$(220,000)
Intel Corp. expires January 2011, exercise price $20.00	1,500	(250,500)
JPMorgan Chase & Co. expires March 2011, exercise price $33.00	300	(52,800)
Kraft Foods, Inc., Class A expires January 2011, exercise price $25.00	500	(13,000)
Lowe’s Cos., Inc. expires April 2011, exercise price $18.00	300	(22,200)
Macy’s, Inc. expires February 2011, exercise price $16.00	1,000	(44,000)
Microsoft Corp. expires April 2011, exercise price $21.00	500	(45,500)
Oracle Corp. expires March 2011, exercise price $24.00	300	(35,100)
PepsiCo, Inc. expires April 2011, exercise price $57.50	200	(28,800)
Pfizer, Inc. expires January 2011, exercise price $15.00	1,000	(37,000)
Procter & Gamble Co., The expires January 2011, exercise price $50.00	100	(5,800)
Procter & Gamble Co., The expires January 2011, exercise price $45.00	300	(10,500)
QUALCOMM, Inc. expires January 2011, exercise price $35.00	500	(28,000)
Staples, Inc. expires January 2011, exercise price $17.50	300	(13,500)
State Street Corp. expires January 2011, exercise price $35.00	300	(63,600)
Thermo Fisher Scientific, Inc. expires March 2011, exercise price $40.00	300	(39,000)
Vale SA, ADR expires January 2011, exercise price $25.00	200	(12,800)
Veolia Environnement, ADR expires October 2010, exercise price $30.00	300	(99,900)
Verizon Communications, Inc. expires January 2011, exercise price $20.00	1,300	(11,700)
VF Corp. expires February 2011, exercise price $70.00	300	(72,000)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $2,340,193)		$(1,613,150)

Schedule of Investments (Unaudited)
Pax World Growth Fund	September 30, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 97.0%
CONSUMER DISCRETIONARY: 11.0%
Amazon.com, Inc. (a)	7,500	$1,177,950
Best Buy Co., Inc. (c)	28,550	1,165,697
BorgWarner, Inc. (a)	30,000	1,578,600
Darden Restaurants, Inc.	30,000	1,283,400
Lowe’s Cos., Inc.	65,783	1,466,303
Macy’s, Inc. (c)	52,000	1,200,680
Marriott International, Inc., Class A (d)	25,500	913,665
NIKE, Inc., Class B	18,210	1,459,349
VF Corp. (c)	14,600	1,182,892
		11,428,536

CONSUMER STAPLES: 7.2%
CVS Caremark Corp.	30,000	944,100
General Mills, Inc.	58,000	2,119,320
PepsiCo, Inc.	27,680	1,839,059
Procter & Gamble Co., The (c)	21,200	1,271,364
Whole Foods Market, Inc. (a)	34,000	1,261,740
		7,435,583

ENERGY: 8.4%
Baker Hughes, Inc.	30,000	1,278,000
ConocoPhillips	23,250	1,335,248
Devon Energy Corp.	24,794	1,605,163
Lufkin Industries, Inc.	21,334	936,563
Noble Corp.	30,000	1,013,700
Southwestern Energy Co. (a)	34,000	1,136,960
Statoil ASA, ADR	68,000	1,426,640
		8,732,274

FINANCIALS: 7.0%
ACE, Ltd.	21,900	1,275,675
Bank of America Corp.	68,000	891,480
CB Richard Ellis Group, Inc., Class A (a)	66,500	1,215,620
Digital Realty Trust, Inc., REIT (d)	18,600	1,147,620
JPMorgan Chase & Co.	27,125	1,032,649
Northern Trust Corp.	14,250	687,420
Tower Group, Inc.	42,710	997,279
		7,247,743

HEALTH CARE: 13.3%
Alexion Pharmaceuticals, Inc. (a)	9,758	628,025
Catalyst Health Solutions, Inc. (a)	27,500	968,275
Celgene Corp. (a)	20,250	1,166,603

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Express Scripts, Inc. (a)	27,250	$1,327,075
Gen-Probe, Inc. (a)	23,750	1,150,925
Gilead Sciences, Inc. (a)	14,003	498,647
Mylan, Inc. (a)	25,000	470,250
Roche Holding AG	8,350	1,140,877
St. Jude Medical, Inc. (a)	26,750	1,052,345
Teva Pharmaceutical Industries, Ltd., ADR	31,750	1,674,813
Thermo Fisher Scientific, Inc. (a)	40,212	1,925,349
United Therapeutics Corp. (a)	12,250	686,123
Volcano Corp. (a)	39,000	1,013,220
		13,702,527

INDUSTRIALS: 13.1%
3M Co.	6,500	563,615
Cummins, Inc.	14,000	1,268,120
Expeditors International of Washington, Inc.	44,100	2,038,743
Landstar System, Inc.	22,000	849,640
Pall Corp.	34,125	1,420,965
Quanta Services, Inc. (a)(d)	66,700	1,272,636
Roper Industries, Inc.	21,500	1,401,370
Terex Corp. (a)	57,000	1,306,440
Union Pacific Corp.	22,500	1,840,500
United Parcel Service, Inc., Class B	24,251	1,617,299
		13,579,328

INFORMATION TECHNOLOGY: 31.0% (b)
Agilent Technologies, Inc. (a)	36,500	1,218,005
ASML Holding NV	39,500	1,174,335
BMC Software, Inc. (a)	38,500	1,558,480
Brocade Communications Systems, Inc. (a)	211,000	1,232,240
Cisco Systems, Inc. (a)(c)	63,500	1,390,650
Citrix Systems, Inc. (a)	22,000	1,501,280
Cognizant Technology Solutions, Class A (a)	32,750	2,111,393
EMC Corp. (a)	77,000	1,563,870
Google, Inc., Class A (a)	4,650	2,444,923
Intel Corp.	41,000	788,430
International Business Machines Corp.	15,067	2,021,087
Itron, Inc. (a)	6,000	367,380
Juniper Networks, Inc. (a)	47,750	1,449,213
Microsoft Corp.	34,751	851,052
NetApp, Inc. (a)(c)	41,000	2,041,390
Nuance Communications, Inc. (a)	70,500	1,102,620
QUALCOMM, Inc.	37,000	1,669,440

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Red Hat, Inc. (a)	31,000	$1,271,000
Riverbed Technology, Inc. (a)	29,000	1,321,820
Salesforce.com, Inc. (a)	8,800	983,840
SolarWinds, Inc. (a)(d)	60,000	1,035,600
SuccessFactors, Inc. (a)	33,230	834,405
Texas Instruments, Inc.	44,500	1,207,730
Trimble Navigation, Ltd. (a)	27,625	967,980
		32,108,163

MATERIALS: 3.7%
Nucor Corp.	23,500	897,700
Rio Tinto PLC, ADR (a)	14,000	822,220
Syngenta AG, ADR	22,400	1,115,296
Wacker Chemie AG	5,370	990,181
		3,825,397

TELECOMMUNICATION SERVICES: 1.4%
Vodafone Group PLC, ADR	59,838	1,484,581

UTILITIES: 0.9%
American Water Works Co., Inc.	38,904	905,295

TOTAL COMMON STOCKS (Cost $84,661,516)		100,449,427

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.9%
State Street Navigator Securities Lending Prime Portfolio, 0.390% (Cost $1,981,377)	1,981,377	1,981,377

TOTAL INVESTMENTS: 98.9% (Cost $86,642,893)		102,430,804

Payable upon return of securities loaned - (Net): -1.9%		(1,981,377)

Other assets and liabilities - (Net): 3.0%		3,088,705

Net Assets: 100.0%		$103,538,132

(a) Non-income producing security.
(b) Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector. Fund meets diversification requirements.
(c) Security or partial position of this security has been segregated by the custodian to cover options contracts.
(d) Security or partial position of this security was on loan as of September 30, 2010. The total market value of securities on loan as of September 30, 2010 was $3,144,104.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
Macy’s, Inc.	100	$(12,000)
expires January 2011, exercise price $25.00
NetApp, Inc.	75	(121,875)
expires January 2011, exercise price $35.00
TOTAL WRITTEN CALL OPTIONS (Premiums Received $30,525)		$(133,875)

PUTS:
Best Buy Co.	45	$(1,800)
expires January 2011, exercise price $30.00
Procter & Gamble Co., The	30	(1,050)
expires January 2011, exercise price $45.00
Target Corp.	45	(675)
expires January 2011, exercise price $30.00
VF Corp.	25	(225)
expires November 2010, exercise price $60.00
TOTAL WRITTEN PUT OPTIONS (Premiums Received $27,801)		$(3,750)

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	September 30, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK: 89.3%
CONSUMER DISCRETIONARY: 9.2%
GameStop Corp., Class A (a)	16,000	$315,360
Jamba, Inc. (a)	79,500	174,105
Nobel Learning Communities, Inc. (a)	10,736	74,186
Sirius XM Radio, Inc. (a)	100,000	120,000
		683,651

CONSUMER STAPLES: 6.6%
Alberto-Culver Co.	8,000	301,200
Hansen Natural Corp. (a)	4,000	186,480
		487,680

ENERGY: 8.0%
Abraxas Petroleum Corp. (a)	25,000	71,000
Brigham Exploration Co. (a)	4,000	75,000
Forest Oil Corp. (a)	4,000	118,800
Quicksilver Resources, Inc. (a)	20,000	252,000
Range Resources Corp.	2,000	76,260
		593,060

FINANCIALS: 14.6%
Amtrust Financial Services, Inc.	13,500	196,020
Hercules Technology Growth Capital, Inc.	8,163	82,528
National Financial Partners Corp. (a)	4,000	50,680
optionsXpress Holdings, Inc. (a)	12,000	184,320
Penson Worldwide, Inc. (a)	16,052	79,778
Tower Group, Inc.	10,800	252,180
Westwood Holdings Group, Inc.	6,959	235,423
		1,080,929

HEALTH CARE: 21.7%
Align Technology, Inc. (a)	9,000	176,220
CardioNet, Inc. (a)	30,000	135,300
DynaVox, Inc. (a)	6,120	49,694
Landauer, Inc.	1,500	93,945
Medidata Solutions, Inc. (a)	3,000	57,600
Natus Medical, Inc. (a)	18,810	274,062
Pharmaceutical Product Development, Inc.	100	2,479
SonoSite, Inc. (a)	5,500	184,305
Transcend Services, Inc. (a)	13,811	210,618
United Therapeutics Corp. (a)	3,000	168,030
Vascular Solutions, Inc. (a)	15,000	172,200
Volcano Corp. (a)	3,000	77,940
		1,602,393

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
INDUSTRIALS: 7.5%
Coleman Cable, Inc. (a)	55,103	$330,067
CoStar Group, Inc. (a)	1,500	73,065
Quanta Services, Inc. (a)	8,000	152,640
		555,772

INFORMATION TECHNOLOGY: 20.9%
CEVA, Inc. (a)	11,193	160,060
Digital River, Inc. (a)	1,000	34,040
EarthLink, Inc.	20,000	181,800
Factset Research Systems, Inc.	500	40,565
InterDigital, Inc./PA (a)	9,586	283,841
Internet Capital Group, Inc. (a)	4,000	44,120
MICROS Systems, Inc. (a)	1,000	42,330
Netgear, Inc. (a)	2,900	78,329
Nuance Communications, Inc. (a)	16,000	250,240
NVE Corp. (a)	1,000	43,030
STEC, Inc. (a)	10,000	124,500
TheStreet.com, Inc.	93,338	262,280
		1,545,135

UTILITIES: 0.8%
UGI Corp.	2,000	57,220
		57,220

TOTAL COMMON STOCKS (Cost $6,256,534)		6,605,840

TOTAL INVESTMENTS: 89.3% (Cost $6,256,534)		6,605,840

Other assets and liabilities - (Net): 10.7%		794,164

Net Assets: 100.0%		$7,400,004

(a) Non-income producing security.

ADR - American Depository Receipt

Schedule of Investments (Unaudited)
Pax World International Fund	September 30, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS: 93.6%
COMMON STOCKS: 93.0%
AUSTRALIA: 5.4%
CSL, Ltd.	13,800	$441,467
National Australia Bank, Ltd.	24,400	597,877
Sims Metal Management, Ltd.	13,958	238,022
		1,277,366

AUSTRIA: 2.1%
OMV AG	13,440	503,496

BELGIUM: 1.5%
Anheuser-Busch InBev NV (a)	6,100	359,102

BRAZIL: 2.1%
Cia de Concessoes Rodoviarias	6,000	154,787
Natura Cosmeticos SA	12,800	344,208
		498,995

CHINA: 0.9%
Suntech Power Holdings Co., Ltd., ADR (a)	21,000	202,440

FINLAND: 1.9%
Fortum Oyj	17,000	445,248

FRANCE: 6.3%
AXA SA	17,350	304,169
CGG-Veritas, ADR (a)	10,300	224,952
Neopost SA	3,860	287,494
Sanofi-Aventis SA	6,100	406,051
Veolia Environnement, ADR	10,600	279,416
		1,502,082

GERMANY: 5.3%
Linde AG	1,500	195,109
Metro AG	9,100	592,150
Munich Re	3,350	463,914
		1,251,173

GREECE: 1.3%
Diana Shipping, Inc. (a)	13,800	175,260
National Bank of Greece SA (a)	13,800	134,717
		309,977

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
HONG KONG: 1.6%
Sun Hung Kai Properties, Ltd.	22,000	$377,665

IRELAND: 0.8%
Kingspan Group PLC	23,500	178,122

ISRAEL: 2.3%
Teva Pharmaceutical Industries, Ltd., ADR	10,300	543,325

JAPAN: 18.9%
Canon, Inc., ADR	4,600	214,912
Central Japan Railway Co.	53	390,255
Daiseki Co., Ltd.	12,700	239,657
Eisai Co., Ltd.	10,800	377,904
Honda Motor Co, Ltd., ADR	11,900	423,521
Hoya Corp.	11,700	285,730
Kao Corp.	18,500	451,290
Komatsu, Ltd.	15,300	355,939
Kurita Water Industries, Ltd.	8,800	244,724
Mizuho Financial Group, Inc.	289,000	419,213
Nippon Building Fund, Inc., REIT	49	429,441
Nippon Electric Glass Co., Ltd.	16,000	218,704
Tokuyama Corp.	43,000	218,670
Yamatake Corp.	8,100	203,044
		4,473,004

LUXEMBOURG: 1.0%
Tenaris SA, ADR	6,200	238,204

MEXICO: 1.0%
America Movil SAB de CV, ADR	4,407	235,025

NETHERLANDS: 3.2%
Koninklijke KPN NV	30,500	472,559
Reed Elsevier NV, ADR	11,300	284,647
		757,206

NORWAY: 4.0%
Statoil ASA, ADR	45,600	956,687

POLAND: 1.2%
Powszechny Zaklad Ubezpieczen SA	2,080	293,376

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCK, continued
PORTUGAL: 1.4%
Portugal Telecom SGPS SA, ADR	25,230	$333,793

SINGAPORE: 2.8%
Hyflux, Ltd.	83,000	196,307
Singapore Telecommunications, Ltd.	194,000	462,997
		659,304
SPAIN: 2.7%
BBVA, ADR	26,200	353,176
Gamesa Corp. Tecnologica SA (a)	40,320	282,375
		635,551

SWEDEN: 2.5%
Hennes & Mauritz AB, B Shares	16,600	602,451

SWITZERLAND: 5.8%
Adecco SA	3,700	193,432
Credit Suisse Group AG, ADR	9,400	400,064
Roche Holding AG	2,192	299,497
Syngenta AG, ADR	9,830	489,436
		1,382,429
TAIWAN: 1.2%
Taiwan Semiconductor, ADR	27,500	278,850

TURKEY: 3.2%
Turkcell Iletisim Hizmet AS, ADR	18,400	308,384
Turkiye Halk Bankasi AS	47,500	438,319
		746,703
UNITED KINGDOM: 12.6%
BG Group PLC	27,100	477,154
Game Group PLC	344,000	356,617
HSBC Holdings PLC, ADR	6,670	337,435
ICAP PLC	44,730	303,307
Pennon Group PLC	25,000	228,631
Rio Tinto PLC, ADR (a)	5,000	293,650
Sage Group PLC, The	44,500	193,333
Spectris PLC	8,776	148,081
Standard Chartered PLC	11,670	335,098
Vodafone Group PLC, ADR	12,700	315,087
		2,988,393

TOTAL COMMON STOCKS (Cost $21,014,940)		22,029,967

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
PREFERRED STOCK: 0.6%
GREECE: 0.6%
National Bank of Greece SA, 9.000%	7,000	140,280

TOTAL PREFERRED STOCK (Cost $136,844)		140,280

TOTAL STOCKS (Cost $21,151,784)		22,170,247

EXCHANGE TRADED FUNDS: 6.3%
TURKEY: 1.5%
FTSE Istanbul Bond ETF (a)	3,120	360,195

UNITED STATES: 4.8%
CurrencyShares Euro Trust	3,270	444,099
CurrencyShares Japanese Yen Trust	1,930	228,840
SPDR Gold Shares (a)	3,700	473,267
		1,146,206

TOTAL EXCHANGE TRADED FUNDS (Cost $1,347,547)		1,506,401

RIGHTS: 0.1%
National Bank of Greece SA, expires 10/11/10 (a)	13,800	6,773
National Bank of Greece SA Conv., expires 10/11/10 (a)	13,800	12,416

TOTAL RIGHTS (Cost $0,000)		19,189

TOTAL INVESTMENTS: 100.0% (Cost $22,499,331)		23,695,837

Other assets and liabilities - (Net): 0.0%		(4,483)

Net Assets: 100.0%		$23,691,354

(a) Non-income producing security.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
CONSUMER DISCRETIONARY	$1,667,236	7.0%
CONSUMER STAPLES	1,746,750	7.4%
ENERGY	2,400,493	10.1%
FINANCIALS	5,187,771	21.9%
HEALTH CARE	2,068,244	8.7%
INDUSTRIALS	2,214,551	9.3%
INFORMATION TECHNOLOGY	2,032,588	8.6%
MATERIALS	1,434,887	6.1%
TELECOMMUNICATIONS SERVICES	2,127,845	9.0%
UTILITIES	1,149,602	4.9%
PREFERRED STOCK	140,280	0.6%
EXCHANGE TRADED FUNDS	1,506,401	6.3%
RIGHTS	19,189	0.1%
Other assets and liabilities - (Net)	(4,483)	0.0%
TOTAL	$23,691,354	100.0%

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	September 30, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS: 1.6%
COMMON STOCK: 1.2%
SERVICES: 0.2%
FTI Consulting, Inc. (g)(f)	27,800	$964,382

TELECOMMUNICATIONS: 1.0%
Frontier Communications Corp.	5,040	41,177
Verizon Communications, Inc. (h)	21,000	684,390
Windstream Corp. (f)	250,000	3,072,500
		3,798,067

TOTAL COMMON STOCKS (Cost $4,231,673)		4,762,449

PREFERRED STOCK: 0.4%
REAL ESTATE: 0.4%
Health Care REIT, Inc., 7.625% (f)	65,350	1,652,702

TOTAL PREFERRED STOCK (Cost $1,556,180)		1,652,702

TOTAL STOCKS (Cost $5,787,853)		6,415,151

CORPORATE BONDS: 91.3%
AUTOMOTIVE: 0.0%
Pinafore LLC/Inc., 144A, 9.000%, 10/01/18 (a)	$100,000	105,500

BASIC INDUSTRY: 3.2%
Grupo Papelero Scribe SA, 144A, 8.875%, 04/07/20 (a)	3,500,000	3,412,500
Interline Brands, Inc., 8.125%, 06/15/14	941,000	976,288
PE Paper Escrow GmbH, 144A, 12.000%, 08/01/14 (a)(f)	2,500,000	2,892,005
Sappi Papier Holding AG, 144A, 7.500%, 06/15/32 (a)	2,000,000	1,712,396
Sappi Papier Holding AG, 144A, 6.750%, 06/15/12 (a)	3,500,000	3,530,366
		12,523,555

CAPITAL GOODS: 0.9%
Altra Holdings, Inc., 8.125%, 12/01/16	500,000	522,500
Coleman Cable, Inc., 9.000%, 02/15/18	3,000,000	3,082,500
		3,605,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CORPORATE BONDS, continued
CONSUMER CYCLICAL: 8.7%
Brown Shoe Co., Inc., 8.750%, 05/01/12	$7,000,000	$7,192,500
Human Touch LLC, 144A, 15.000%, 03/30/14 (a)(b)(e)	298,838	29,884
Levi Strauss & Co., 7.625%, 05/15/20 (f)	3,100,000	3,231,750
Perry Ellis International, Inc., 8.875%, 09/15/13	6,000,000	6,120,000
Quiksilver, Inc., 6.875%, 04/15/15 (f)	7,150,000	6,810,375
Sally Holdings LLC/Capital, Inc., 10.500%, 11/15/16 (f)	6,000,000	6,600,000
Stater Brothers Holdings, 7.750%, 04/15/15 (f)	1,500,000	1,545,000
Susser Holdings & Finance Corp., 8.500%, 05/15/16 (f)	100,000	104,500
Wallace Theater Holdings, Inc., 144A, 12.500%, 06/15/13 (a)	2,500,000	2,512,500
		34,146,509

CONSUMER NON-CYCLICAL: 6.7%
Dean Holding Co., 6.900%, 10/15/17 (f)	5,000,000	4,737,500
Easton-Bell Sports, Inc., 9.750%, 12/01/16	5,750,000	6,274,688
Fage Dairy Industry SA, 144A, 9.875%, 02/01/20 (a)	5,000,000	4,650,000
Foodcorp, Ltd., 144A, 8.875%, 06/15/12 (a)(c)(SA)	4,389,000	6,140,367
Libbey Glass, Inc., 144A, 10.000%, 02/15/15 (a)	2,100,000	2,268,000
Rathgibson, Inc., 11.250%, 02/15/14 (b)(f)(g)	1,745,000	27,693
Roadhouse Financing, Inc., 144A, 10.750%, 10/15/17 (a)	1,000,000	1,022,500
WII Components, Inc., 10.000%, 02/15/12 (b)	1,175,000	1,004,625
		26,125,373

ENERGY: 12.8%
Allis-Chalmers Energy, Inc., 9.000%, 01/15/14	6,000,000	6,090,000
Chaparral Energy, Inc., 8.875%, 02/01/17	5,000,000	4,887,500
Chaparral Energy, Inc., 144A, 9.875%, 10/01/20 (a)(f)	2,000,000	2,030,000
Compagnie Generale de Geophysique SA, 7.500%, 05/15/15	5,325,000	5,444,812
Compagnie Generale de Geophysique SA, 9.500%, 05/15/16	1,000,000	1,085,000
Crosstex Energy LP, 8.875%, 02/15/18	1,000,000	1,052,500
Forest Oil Corp., 8.500%, 02/15/14 (f)	3,500,000	3,841,250
Helix Energy Solutions Group, Inc., 144A, 9.500%, 01/15/16 (a)	6,000,000	6,105,000
Parker Drilling Co., 144A, 9.125%, 04/01/18 (a)	500,000	510,000
Penn Virginia Corp , 10.375%, 06/15/16 (f)	6,000,000	6,600,000
PHI, Inc., 144A, 8.625%, 10/15/18 (a)(f)	6,000,000	5,925,000
Rosetta Resources, Inc., 9.500%, 04/15/18	6,500,000	6,727,500
		50,298,562

HEALTH CARE: 13.7%
Alere, Inc., 144A, 8.625%, 10/01/18 (a)(f)	1,000,000	1,017,500
Alliance Healthcare Services, Inc., 8.000%, 12/01/16 (f)	6,000,000	5,595,000
Axcan Intermediate Holdings, Inc., 12.750%, 03/01/16	6,500,000	6,662,500
Biomet, Inc., 11.625%, 10/15/17 (f)	6,000,000	6,712,500
Bioscrip, Inc., 10.250%, 10/01/15	5,000,000	5,137,500

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CORPORATE BONDS, continued
HEALTH CARE, continued
Community Health Systems, Inc., 8.875%, 07/15/15	$6,000,000	$6,390,000
HCA, Inc., 9.250%, 11/15/16	6,000,000	6,510,000
HCA, Inc., 9.875%, 02/15/17	250,000	277,500
Health Management Association, Inc., 6.125%, 04/15/16	4,000,000	4,060,000
StoneMor/Cornerstone/Osiris, 144A, 10.250%, 12/01/17 (a)	5,000,000	5,337,500
US Oncology, Inc., 10.750%, 08/15/14 (f)	5,810,000	6,071,450
		53,771,450

MEDIA: 9.8%
Gannett Co, Inc., 144A, 7.125%, 09/01/18 (a)	5,500,000	5,445,000
Inventiv Health, Inc., 144A, 10.000%, 08/15/18 (a)	3,250,000	3,237,813
McClatchy Co., The, 11.500%, 02/15/17	5,000,000	5,343,750
MDC Partners, Inc., 144A, 11.000%, 11/01/16 (a)	6,250,000	6,718,750
MDC Partners, Inc., 144A, Senior, 11.000%, 11/01/16 (a)	1,000,000	1,075,000
Nielsen Finance LLC, 11.500%, 05/01/16	5,500,000	6,270,000
Valassis Communications, Inc., 8.250%, 03/01/15	2,796,000	2,949,780
Virgin Media Finance PLC, 8.375%, 10/15/19	500,000	551,250
XM Satellite Radio, Inc., 144A, 13.000%, 08/01/13 (a)	5,000,000	5,775,000
XM Satellite Radio, Inc., 144A, 7.000%, 12/01/14 (a)	1,000,000	1,095,000
		38,461,343

SERVICES: 16.1%
Cardtronics, Inc., 8.250%, 09/01/18 (f)	2,500,000	2,643,750
Desarrolladora Homex SAB de CV, 144A, 9.500%, 12/11/19 (a)(f)	6,000,000	6,780,000
FTI Consulting, Inc., 7.750%, 10/01/16	2,815,000	2,941,675
FTI Consulting, Inc., 144A, 6.750%, 10/01/20 (a)(f)	1,000,000	1,012,500
Interactive Data Corp., 144A, 10.250%, 08/01/18 (a)	4,000,000	4,300,000
Knowledge Learning Corp., Inc., 144A, 7.750%, 02/01/15 (a)	4,750,000	4,726,250
Marquette Transportation Co./Finance, 144A, 10.875%, 01/15/17 (a)	2,000,000	2,050,000
Mobile Mini, Inc., 9.750%, 08/01/14 (f)	7,375,000	7,743,750
Navios Maritime Holdings, 9.500%, 12/15/14	6,000,000	6,150,000
Ship Finance International, Ltd., 8.500%, 12/15/13	6,000,000	6,120,000
Stream Global Services, Inc., 11.250%, 10/01/14	4,500,000	4,455,000
Ultrapetrol Bahamas, Ltd., 9.000%, 11/24/14 (f)	4,810,000	4,846,075
United Maritime LLC/Corp., 11.750%, 06/15/15	4,500,000	4,533,750
Urbi Desarrollos Urbanos SA, 144A, 8.500%, 04/19/16 (a)	4,500,000	4,826,250
		63,129,000

TECHNOLOGY & ELECTRONICS: 2.4%
Advanced Micro Devices, Inc., 6.000%, 05/01/15 (f)	20,000	19,775
Advanced Micro Devices, Inc., 144A, 7.750%, 08/01/20 (a)(f)	5,100,000	5,291,250
Evertec, Inc., 144A, 11.000%, 10/01/18 (a)	4,000,000	4,045,000
		9,356,025

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CORPORATE BONDS, continued
TELECOMMUNICATIONS: 15.8%
Alestra SA, 11.750%, 08/11/14 (f)	$1,700,000	$1,929,500
America Movil SAB de CV, 9.000%, 01/15/16 (b)(d)(MX)	25,000,000	2,189,765
Angel Lux Common SA, 144A, 8.875%, 05/01/16 (a)	5,050,000	5,390,875
Axtel SAB de CV, 144A, 9.000%, 09/22/19 (a)	6,000,000	5,565,000
Digicel Group, Ltd., 144A, 8.875%, 01/15/15 (a)(f)	4,000,000	4,100,000
Digicel, Ltd., 144A, 12.000%, 04/01/14 (a)	2,000,000	2,340,000
Global Crossing, Ltd., 12.000%, 09/15/15	6,250,000	7,093,750
Maxcom Telecomunicacione SA, 11.000%, 12/15/14 (f)	6,000,000	5,370,000
MetroPCS Wireless, Inc., 7.875%, 09/01/18 (f)	100,000	103,500
NII Capital Corp., 10.000%, 08/15/16 (f)	4,000,000	4,570,000
NII Capital Corp., 8.875%, 12/15/19 (f)	4,000,000	4,465,000
Qwest Communications International, Inc., 7.500%, 02/15/14	3,000,000	3,075,000
Wind Acquisition Finance SA, 144A, 12.000%, 12/01/15 (a)	2,350,000	2,499,812
Wind Acquistion Finance SA, 144A, 11.750%, 07/15/17 (a)(c)(LU)	4,000,000	6,080,096
Windstream Corp., 7.000%, 03/15/19	100,000	98,500
Zayo Group LLC/Zayo Cap, 144A, 10.250%, 03/15/17 (a)(f)	6,250,000	6,593,750
		61,464,548

UTILITY: 1.2%
FPL Energy National Wind Portfolio, 144A, 6.125%, 03/25/19 (a)(b)	579,050	553,313
Intergen NV, 144A, 9.000%, 06/30/17 (a)	3,000,000	3,187,500
Ormat Funding Corp., 8.250%, 12/30/20 (b)	624,355	586,113
		4,326,926

TOTAL CORPORATE BONDS (Cost $339,403,251)		357,313,791

WARRANTS: 0.0%
Interactive Health, 04/01/11 (b)(e)(g)	2,495	0

TOTAL WARRANTS (Cost $0)

CERTIFICATES OF DEPOSIT: 0.2%
Self Help Credit Union, 2.070%, 01/04/11	100,000	100,000
ShoreBank Chicago, 1.240%, 08/03/11	100,000	100,000
ShoreBank Cleveland, 1.270%, 07/01/11	100,564	100,564
ShoreBank Pacific, 2.000%, 06/23/11	200,000	200,000
ShoreBank Pacific, 4.470%, 05/10/12	100,000	100,000
ShoreBank Pacific, CDARS, 2.000%, 06/23/11	200,000	200,000
ShoreBank, CDARS, 0.750%, 11/26/10	100,000	100,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $900,564)		900,564

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 11.8%
State Street Navigator Securities Lending Prime Portfolio, 0.390% (Cost $46,029,328)	46,029,328	$46,029,328

TOTAL INVESTMENTS: 104.9% (Cost $392,120,996)		410,658,834

Payable upon return of securities loaned - (Net): -11.8%		(46,029,328)

Other assets and liabilities - (Net): 6.9%		27,003,105

Net Assets: 100.0%		$391,632,611

(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(b) Illiquid security.

(c) Principal amount is in Euro Dollars; value is in U.S. dollars.

(d) Principal amount is in Mexican pesos; value is in U.S. dollars.

(e) Fair Valued security.

(f) Security or partial position of this security was on loan as of September 30, 2010. The total market value of securities on loan as of September 30, 2010 was $45,194,521.

(g)  Non-income producing security.

(h) Security or partial position of this security has been segregated by the custodian to cover options contracts.

CDARS - Certificates of Deposit Account Registry Service

LP - Limited Partnership

LU - Luxembourg

MX - Mexico

REIT - Real Estate Investment Trust

SA - South Africa

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS
CALLS:
Verizon Communications, Inc. expires January 2011, exercise price $27.00	210	$(127,050)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $47,114)		$(127,050)

Schedule of Investments (Unaudited)
Pax World Global Women’s Equality Fund	September 30, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 88.1%
CONSUMER DISCRETIONARY: 6.1%
Best Buy Co., Inc. (c)	5,000	$204,150
Hennes & Mauritz AB, B Shares	14,400	522,608
Luxottica Group SpA	11,000	300,916
Panasonic Corp.	15,000	203,719
Thomson Reuters Corp.	8,500	319,545
VF Corp. (c)	1,500	121,530
Vivendi SA	13,000	356,308
		2,028,776

CONSUMER STAPLES: 13.7%
Clorox Co. (c)	7,000	467,320
Colgate-Palmolive Co.	3,200	245,952
Danone	5,660	339,220
L’Oreal SA	4,700	529,352
Metro AG	8,000	520,572
PepsiCo, Inc.	5,000	332,200
Procter & Gamble Co., The	10,800	647,676
Reckitt Benckiser Group PLC	7,880	434,010
Shiseido Co., Ltd.	17,600	395,385
Unilever PLC, ADR	12,000	349,200
Woolworths, Ltd.	10,000	278,703
		4,539,590

ENERGY: 9.7%
BG Group PLC	41,000	721,893
ConocoPhillips (b)	12,000	689,160
Sasol Ltd., ADR	6,300	282,177
Statoil ASA, ADR	37,000	776,260
Suncor Energy, Inc.	10,500	341,775
Talisman Energy, Inc.	23,000	402,270
		3,213,535

FINANCIALS: 16.4%
American Express Co.	6,000	252,180
AXA SA	17,000	298,033
Bank of New York Mellon Corp., The	21,000	548,730
BlackRock, Inc. (c)	5,100	868,275
China Life Insurance Co. Ltd., ADR	4,200	249,816
Deutsche Bank AG	8,250	453,172
Goldman Sachs Group, Inc., The (b)	3,000	433,740
HSBC Holdings PLC, ADR (c)	6,500	328,835
ICICI Bank, Ltd., ADR	7,500	373,875
Munich Re	2,400	332,356

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
National Australia Bank, Ltd.	21,000	$514,566
Royal Bank of Canada	5,500	286,715
Standard Chartered PLC	12,750	366,110
State Street Corp. (b)	3,100	116,746
		5,423,149

HEALTH CARE: 10.7%
Allergan, Inc.	5,700	379,221
Amgen, Inc. (a)	5,000	275,550
CSL, Ltd.	18,000	575,827
Hologic, Inc. (a)(b)(c)	57,000	912,570
Pfizer, Inc. (b)(c)	39,000	669,630
Roche Holding AG	5,385	735,763
		3,548,561

INDUSTRIALS: 7.2%
Canadian National Railway Co.	5,300	339,306
Cia de Concessoes Rodoviarias	16,500	425,665
Ingersoll-Rand PLC (c)	7,500	267,825
Komatsu, Ltd.	24,100	560,662
Randstad Holding NV (a)	7,600	345,304
TNT NV	16,000	430,593
		2,369,355

INFORMATION TECHNOLOGY: 15.0%
Adobe Systems, Inc. (a)(c)	16,000	418,400
Agilent Technologies, Inc. (a)(c)	8,000	266,960
Broadridge Financial Solutions, Inc.	25,500	583,185
Cisco Systems, Inc. (a)	25,000	547,500
EMC Corp. (a)(b)(c)	22,500	456,975
Google, Inc., Class A (a)(b)	1,400	736,106
Hoya Corp.	19,000	464,006
International Business Machines Corp. (c)	2,400	321,936
Microsoft Corp. (b)	20,000	489,800
Nuance Communications, Inc. (a)(c)	30,000	469,200
Oracle Corp. (c)	7,000	187,950
		4,942,018

MATERIALS: 5.4%
Air Liquide SA	2,100	256,842
Rio Tinto PLC, ADR (a)	7,400	434,602
Syngenta AG, ADR	8,571	426,750
Tokuyama Corp.	44,000	223,756

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
MATERIALS, continued
Vale SA, ADR	14,000	$437,780
		1,779,730

TELECOMMUNICATION SERVICES: 2.1%
Verizon Communications, Inc.	10,000	325,900
Vodafone Group PLC, ADR	15,250	378,353
		704,253

UTILITIES: 1.8%
Fortum Oyj	13,050	341,793
Veolia Environnement, ADR (c)	10,000	263,600
		605,393

TOTAL COMMON STOCKS (Cost $27,765,961)		29,154,360

EXCHANGE TRADED FUNDS: 7.1%
FTSE Istanbul Bond ETF (a)	1,500	173,171
iShares Silver Trust (a)	26,000	554,060
SPDR Gold Shares (a)	6,300	805,833
SPDR S&P 500 ETF Trust (c)	5,500	627,660
WisdomTree Dreyfus Chinese Yuan Fund (a)	7,000	177,800

TOTAL EXHANGE TRADED FUNDS (Cost $1,995,307)		2,338,524

WARRANTS: 1.8%
PNC Financial Services Group (a)	$56,000	594,160

TOTAL WARRANTS (Cost $652,729)		594,160

CORPORATE BONDS: 1.1%
FINANCIALS: 1.1%
Blue Orchard Microfinance, 4.936%, 07/31/11	375,000	$352,500

TOTAL CORPORATE BONDS (Cost $375,000)		352,500

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE

PURCHASED OPTIONS - PUTS: 0.0%
Hologic, Inc. expires October 2010, exercise price $13.00	300	$3,000

TOTAL PURCHASED OPTIONS - PUTS (Premiums Paid $5,661)		3,000

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 15.4%
State Street Navigator Securities Lending Prime Portfolio, 0.390% (Cost $5,105,925)	5,105,925	5,105,925

TOTAL INVESTMENTS: 113.5% (Cost $35,900,583)		37,548,469

Payable upon return of securities loaned - (Net): -15.4%		(5,105,925)

Other assets and liabilities - (Net): 1.9%		630,209

Net Assets: 100.0%		$33,072,753

(a)	Non-income producing security.
(b)	Security or partial position of this security has been segregated by the custodian to cover options contracts.
(c)	Security or partial position of this security was on loan as of September 30, 2010. The total market value of securities on loan as of September 30, 2010 was $4,969,364.

ADR - American Depository Receipt

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
Hologic, Inc. expires October 2010, exercise price $19.00	300	$(4,500)
TOTAL WRITTEN CALL OPTIONS
(Premiums Received $5,061)		$(4,500)

PUTS:
ConocoPhillips expires January 2012, exercise price $40.00	75	$(17,100)
Goldman Sachs Group, Inc., The expires January 2011, exercise price $110.00	30	(3,750)
Goldman Sachs Group, Inc., The expires January 2012, exercise price $115.00	30	(29,700)
Pfizer, Inc. expires January 2012, exercise price $15.00	75	(12,075)
Potash Corp. of Saskatchewan, Inc. expires January 2011, exercise price $145.00	40	(40,400)
State Street Corp. expires January 2011, exercise price $35.00	30	(6,360)
State Street Corp. expires January 2012, exercise price $30.00	40	(14,000)
Verizon Communications, Inc. expires January 2012, exercise price $20.00	75	(4,950)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $147,027)		$(128,335)

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$1,369,096	4.1%
BRAZIL	863,445	2.6%
CANADA	1,689,611	5.1%
CHINA	249,816	0.8%
FINLAND	341,793	1.0%
FRANCE	2,043,355	6.2%
GERMANY	1,306,100	3.9%
INDIA	373,875	1.1%
IRELAND	267,825	0.8%
ITALY	300,916	0.9%
JAPAN	1,847,528	5.6%
NETHERLANDS	775,897	2.3%
NORWAY	776,260	2.3%
SOUTH AFRICA	282,177	0.9%
SWEDEN	522,608	1.6%
SWITZERLAND	1,162,513	3.5%
UNITED KINGDOM	3,013,003	9.1%
UNITED STATES	11,968,542	36.3%
EXCHANGE TRADED FUNDS	2,338,524	7.1%
WARRANTS	594,160	1.8%
CORPORATE BONDS	352,500	1.1%
PURCHASED OPTIONS - PUTS	3,000	0.0%
Other assets and liabilities - (Net): -0.9%	630,209	1.9%
TOTAL	$33,072,753	100.0%

Schedule of Investments (Unaudited)
Pax World Global Green Fund	September 30, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 95.9%
AUTO COMPONENTS: 6.8%
Denso Corp.	14,900	$442,647
Johnson Controls, Inc.	21,500	655,750
Stanley Electric Co., Ltd.	42,200	673,527
		1,771,924

BUILDING PRODUCTS: 0.9%
Wavin NV (a)	17,887	223,382

CHEMICALS: 8.4%
Linde AG	4,100	533,298
Nalco Holding Co.	25,500	642,855
Xinyi Glass Holdings Co., Ltd.	406,800	250,889
Yingde Gases (a)	780,100	736,310
		2,163,352

COMMERCIAL SERVICES & SUPPLIES: 7.8%
China Everbright International, Ltd.	956,200	477,338
Daiseki Co., Ltd.	33,100	624,617
Shanks Group PLC	253,333	449,285
Stericycle, Inc. (a)	6,850	475,938
		2,027,178

CONSTRUCTION & ENGINEERING: 1.4%
Kingspan Group PLC	48,387	366,758

ELECTRIC UTILITIES: 2.5%
China Longyuan Power Group (a)	657,600	651,011

ELECTRICAL EQUIPMENT: 11.5%
Baldor Electric Co.	10,300	416,120
Cooper Industries PLC	12,100	592,053
Emerson Electric Co.	16,700	879,422
Roper Industries, Inc.	8,500	554,030
Vestas Wind Systems A/S (a)	14,541	547,919
		2,989,544

ELECTRONIC EQUIP & INSTRUMENTS: 1.8%
Delta Electronics, Inc.	110,004	458,982

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS: 9.2%
Horiba, Ltd.	25,300	619,032
Itron, Inc. (a)	7,185	439,938

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS, continued
Murata Manufacturing Co., Ltd.	11,000	$581,646
Shimadzu Corp.	100	769
Yamatake Corp.	29,200	731,960
		2,373,345

GAS UTILITIES: 3.3%
ENN Energy Holdings, Ltd.	303,500	858,920

HOUSEHOLD PRODUCTS: 2.9%
Campbell Brothers, Ltd.	23,537	754,120

INDEPENDENT POWER PRODUCERS & ENERGY TRADER: 2.7%
EDP Renovaveis SA (a)	125,500	710,468

INDUSTRIAL CONGLOMERATES: 2.9%
3M Co.	8,600	745,706

LIFE SCIENCES TOOLS & SERVICES: 3.1%
Thermo Fisher Scientific, Inc. (a)	16,900	809,172

MACHINERY: 23.0%
GEA Group AG	34,700	867,031
Hansen Transmissions International (a)	460,300	344,188
IDEX Corp.	14,650	520,222
Ingersoll-Rand PLC	14,600	521,366
Invensys PLC	145,333	682,373
Kurita Water Industries, Ltd.	12,450	346,229
Pall Corp.	20,100	836,963
Pentair, Inc.	19,250	647,378
Rotork PLC	20,120	543,697
Watts Water Technologies, Inc.	18,800	640,140
		5,949,587

METALS & MINING: 1.7%
Sims Metal Management, Ltd.	25,117	428,313

MULTI-UTILITIES: 1.9%
Veolia Environnement	18,227	480,281

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.3%
SunPower Corp., Class B (a)	23,600	327,096

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
WATER UTILITIES: 2.8%
California Water Service Group	12,200	$450,790
Manila Water Co., Inc.	653,900	282,949
		733,739

TOTAL COMMON STOCKS (Cost $22,491,718)		24,822,878

REPURCHASE AGREEMENT: 3.3%
State Street Repo, 0.010%, 10/01/2010 (collateralized by United States Treasury Note, 2.125%, due 05/31/15, principal amount $825,000; market value $866,003)
TOTAL REPURCHASE AGREEMENT (Cost $844,000)	$844,000	844,000

TOTAL INVESTMENTS: 99.2% (Cost $23,335,718)		25,666,878

Other assets and liabilities - (Net): 0.8%		218,569

Net Assets: 100.0%		$25,885,447

(a) Non-income producing security.

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$1,182,433	4.6%
BELGIUM	344,188	1.3%
CHINA	1,509,931	5.8%
DENMARK	547,919	2.1%
FRANCE	480,281	1.9%
GERMANY	1,400,329	5.4%
HONG KONG	1,464,537	5.7%
IRELAND	888,124	3.4%
JAPAN	4,020,427	15.5%
NETHERLANDS	223,382	0.9%
PHILIPPINES	282,949	1.1%
SPAIN	710,468	2.7%
TAIWAN	458,982	1.8%
UNITED KINGDOM	1,675,355	6.5%
UNITED STATES	9,633,573	37.2%
REPURCHASE AGREEMENT	844,000	3.3%
Other assets and liabilities - (Net)	218,569	0.8%
TOTAL	$25,885,447	100.0%

Notes to Schedules of Investments

Pax World Funds Series Trust I

Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of September 30, 2010, the Trust offered eleven investment funds.

These schedules of investments relate only to the Pax World Balanced Fund (“Balanced”), Pax World Growth Fund (“Growth”), Pax World Small Cap Fund (“Small Cap”), Pax World International Fund (“International”), Pax World High Yield Bond Fund (“High Yield Bond”), Pax World Global Women’s Equality Fund (“Global Women’s Equality”), and Pax World Global Green Fund (“Global Green”) (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Investments Investments for which market quotations are readily available are valued at fair value.  Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares.  If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value.  These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions.  At September 30, 2010, the Balanced Fund held one security fair valued at $2,000,250, representing 0.10% of the Fund’s net asset value; and the High Yield Bond Fund held two securities fair valued at $29,884 representing 0.01% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

The net asset value per share (“NAV”) of each class of a Funds shares is determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange on each day (a “Business Day”) that the New York Stock Exchange is open for trading.

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair value is defined as the price that the Fund would expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy.  Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above.  When fair valuation methods are applied to foreign securities, they are generally categorized as Level 2.  Utilizing fair valuation of foreign securities for significant market movements may result in transfers between Level 1 and Level 2 categorizations for such securities.  Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy.  Investments in mutual funds are generally categorized as Level 1.  Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2010:

	Level One	Level Two	Level Three	Totals

Balanced
Common Stocks-Domestic	$1,290,194,873	$—	$—	$1,290,194,873
Common Stocks-Foreign	3,906,619	31,836,871	—	35,743,490
Exchange Traded Funds	26,806,881	—	—	26,806,881
Corporate Bonds	—	215,967,799	2,000,250	217,968,049
U.S. Govt Agency Bonds	—	6,537,074	—	96,537,074
Government Bonds	—	4,435,691	—	14,435,691
Municipal Bonds	—	6,306,230	—	46,306,230
U.S. Treasury Notes	—	0,774,988	—	30,774,988
Mortgage-Backed Securities	—	6,809,972	—	86,809,972
Cash Equivalents	138,612,177	07,723	—	139,219,900
Equity Call/Put Options Written	(3,211,028)	—	—	(3,211,028)
Total	$1,456,309,522	$523,276,348	$2,000,250	$1,981,586,120
Growth
Common Stocks-Domestic	$98,318,369	$—	$—	$98,318,369
Common Stocks-Foreign	—	2,131,058	—	2,131,058
Cash Equivalents	1,981,377	—	—	1,981,377
Equity Call/Put Options Written	(137,625)	—	—	(137,625)
Total	$100,162,121	$2,131,058	$—	$102,293,179
Small Cap
Common Stocks	$6,605,840	$—	$—	$6,605,840
Total	$6,605,840	$—	$—	$6,605,840
International
Common Stocks-Foreign	$7,680,636	$14,349,331	$—	$22,029,967
Preferred Stocks-Foreign	140,280	—	—	140,280
Exchange Traded Funds-Domestic	1,146,206	—	—	1,146,206
Exchange Traded Funds-Foreign	360,195	—	—	360,195
Rights	19,189	—	—	19,189
Total	$9,346,506	$14,349,331	$—	$23,695,837
High Yield Bond
Common Stocks	$4,762,449	$—	$—	$4,762,449
Preferred Stocks	1,652,702	—	—	1,652,702
Corporate Bonds	—	357,283,907	29,884	357,313,791
Cash Equivalents	46,029,328	900,564	—	46,929,892
Equity Call/Put Options Written	(127,050)	—	—	(127,050)
Total	$52,317,429	$358,184,471	$29,884	$410,531,784
Global Women’s Equality
Common Stocks-Domestic	$18,529,341	$—	$—	$18,529,341
Common Stocks-Foreign	425,665	10,199,354	—	10,625,019
Exchange Traded Funds	2,338,524	—	—	2,338,524
Corporate Bonds	—	—	352,500	352,500
Rights/Warrants	594,160	—	—	594,160
Equity Call Options Purchased	3,000	—	—	3,000
Cash Equivalents	5,105,925	—	—	5,105,925
Equity Call/Put Options Written	(132,835)	—	—	(132,835)
Total	$26,863,780	$10,199,354	$352,500	$37,415,634
Global Green
Common Stocks-Domestic	$9,443,993	$—	$—	$9,443,993
Common Stocks-Foreign	710,946	14,667,939	—	15,378,885
Cash Equivalents	—	844,000	—	844,000
Total	$10,154,939	$15,511,939	$—	$25,666,878

*  Other financial instruments refer to derivative instruments not reflected in the Schedules of Investments, such as futures, forward contracts, options and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Global Women’s
	Balanced	High Yield Bond	Equality
Corporate Bonds
Balance as of December 31, 2009	$—	$69,497	$525,000
Realized Gain (loss)		—	—
Change in unrealzied appreciation (depreciation)	250	(39,613)	(47,500)
Net purchases (sales)		—	(125,000)
Transfers in and/or out of Level Three	2,000,000	—	—
Balance as of September 30, 2010	$2,000,250	$29,884	$352,500

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a registered Rule 2a-7 money market fund.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of September 30, 2010, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows.

		Payable on	Non-Cash
	Market Value of	Collateral Due	Collateral
Fund	Securities Loaned	to Broker	Value

Balanced	$142,875,316	$138,612,177	$7,832,137
Growth	3,144,104	1,981,377	1,261,006
High Yield Bond	45,194,521	46,029,328	—
Global Women’s Equality	4,969,364	5,105,925	—

Investment Information

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2010 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Balanced	$397,199,078	$97,111,525	$497,727,953	$82,427,044
Growth	19,317,297	—	22,621,871	—
Small Cap	9,753,341	—	6,957,217	—
International	15,583,078	—	4,035,409	—
High Yield Bond	197,300,545	—	193,803,271	—
Global Women’s Equality	29,209,448	—	28,961,031	—
Global Green	17,675,587	—	10,431,316	—

* Excluding short-term investments and US Government bonds.

The identified cost of investments owned at September 30, 2010 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2010 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)

Balanced	$1,792,865,574	$254,534,776	$62,603,202	$191,931,574
Growth	86,690,274	19,662,038	3,921,508	15,740,530
Small Cap	6,256,534	614,755	265,450	349,305
International	22,499,331	2,060,182	863,675	1,196,507
High Yield Bond	392,120,996	23,154,052	4,616,213	18,537,839
Global Women’s Equality	35,870,342	2,527,366	849,239	1,678,127
Global Green	23,335,718	3,560,591	1,229,432	2,331,160

At September 30, 2010, the Balanced Fund, Growth Fund, International Fund and Global Green Fund had an unrealized foreign currency gains of $16,048; 274; 166; and 4,676, respectively, and the High Yield Bond Fund and Global Women’s Equality Fund had unrealized foreign currency losses of $22,238 and $360, respectively.

Options Transactions The Funds may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities. The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option.  Options are valued daily based upon the last sale price of the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sale for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Schedules of Investments. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in the notes to the Schedules of Investments.

There are risks associated with transactions in options on securities. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases above the exercise price and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security continues to decrease after the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction before the exercise date if a liquid secondary market does not exist.

Written option activity for the three-month period ended September 30, 2010 is as follows:

	Outstanding					Outstanding
	at 12/31/09	Written	Closed	Expired	Exercised	at 09/30/10

Balanced Fund
Call Options
Number of contracts	7,112	10,613	(9,066)	—	(925)	7,734
Premiums received	$1,162,043	$2,528,281	$(2,167,945)	$—	$(87,939)	$1,434,440
Put Options
Number of contracts	6,400	12,865	(4,300)	(400)	—	14,565
Premiums received	$1,007,066	$2,329,692	$(854,867)	$(141,698)	$—	$2,340,193

Growth Fund
Call Options
Number of contracts	136	150	(61)	(50)	—	175
Premiums received	$35,792	$18,158	$(18,725)	$(4,700)	$—	$30,525
Put Options
Number of contracts	150	70	(50)	(25)	—	145
Premiums received	$30,810	$12,891	$(9,850)	$(6,050)	$—	$27,801

High Yield Bond Fund
Call Options
Number of contracts	—	210	—	—	—	210
Premiums received	$—	$47,114	$—	$—	$—	$47,114
Put Options
Number of contracts	—	—	—	—	—	—
Premiums received	$—	$—	$—	$—	$—	$—

Global Women’s Equality Fund
Call Options
Number of contracts	62	313	(75)	—	—	300
Premiums received	$22,594	$17,762	$(35,295)	$—	$—	$5,061
Put Options
Number of contracts	545	660	(760)	—	(50)	395
Premiums received	$171,243	$220,412	$(239,528)	$—	$(5,100)	$147,027

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At September 30, 2010, the Balanced Fund held $16,282,174 or 0.87% of net assets and the High Yield Bond Fund held $141,889,178 or 36.23% of net assets in securities exempt from registration under Rule 144A of the Act.

At September 30, 2010, the Balanced Fund held $4,554,711 of illiquid securities representing 0.24% of net assets and the High Yield Bond Fund held $4,391,393 of illiquid securities, representing 1.12% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Tax Information

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. These differences primarily relate to investments in foreign denominated securities and real estate investment trusts. Additionally, timing differences may occur due to wash sale loss deferrals. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period, and may result in reclassification among certain capital accounts. For tax purposes, short-term capital gains are considered ordinary income.

The tax character of distributions paid during 2009 and 2008 was as follows:

	Distributions paid in 2009			Distributions paid in 2008
	Ordinary	Return of	Long-term	Ordinary	Long-term
Fund	income	Capital	capital gains	income	capital gains

Balanced	$30,190,818	—	—	$39,942,682	$24,284,552
Growth	—	—	—	—	2,254,804
Small Cap	43	—	—	1,970	—
International	38,564	7,968	—	22,864	—
High Yield Bond	24,542,539	—	—	9,097,890	—
Global Women’s Equality	154,860	9,340	—	276,228	1,189,254
Global Green	150,379	—	—	24,532	—

Under current tax laws, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  During the period from November 1, 2009 through December 31, 2009, the Growth Fund and the Global Women’s Equality Fund incurred capital losses of $13,040 and $119,014, respectively; and the Growth Fund, International Fund and the Global Women’s Equality Fund incurred foreign currency losses of $2,574; $1,243; and $1,712, respectively.  These losses are treated for Federal income tax purposes as if they occurred on January 1, 2010. Accordingly, during 2009 the Funds may have made distributions, as required by Internal Revenue Code Regulations, in excess of amounts recognized for financial reporting purposes.

Item 2.     Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 22, 2010

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ November 22, 2010